Subsequent Events	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company has evaluated subsequent events through March 29, 2021, the date the financial statements were available to be issued and has determined that the following subsequent events require disclosure in the consolidated financial statements.
In February 2021, the Company entered into a Business Combination Agreement and Plan of Merger (as it may be amended or restated from time to time, the “Business Combination Agreement”) with Nebula Caravel Acquisition Corp. (“Caravel”) and Fetch Merger Sub, Inc. (“Sub”), a wholly owned subsidiary of Caravel. Pursuant to the terms of the Business Combination Agreement, Merger Sub will merge with and into Rover, with Rover continuing as the surviving entity (the “Merger”). Concurrently with the execution and delivery of the Business Combination Agreement, certain accredited investors (the “PIPE Investors”), entered into subscription agreements (the “PIPE Subscription Agreements”) with Caravel pursuant to which the PIPE Investors have committed to purchase 5,000,000 shares (the “PIPE Shares”) of Caravel Class A Common Stock (the “Caravel Class A Common Stock”) at a purchase price per share of $10.00 and an aggregate purchase price of $50,000,000 (the “PIPE Investment”). The purchase of the PIPE Shares is conditioned upon, among other conditions, and will be consummated concurrently with, the closing of the Merger (the “Closing”).
In March 2021, the Company renegotiated the overall liquidity covenant on its credit facility with the lender to $65.0 million.
Events subsequent to Original Issuance of Consolidated Financial Statements (unaudited)
At closing of the Merger, legacy stockholders of the Company were entitled to receive up to 19,734,183 shares (“Rover Earnout Shares”) of Class A common stock subject to the occurrence of certain triggering events and the Sponsor subjected 2,461,627 shares (“Sponsor Earnout Shares”) to vesting and potential forfeiture (and related transfer restrictions) based on a seven year post-Closing earnout. Certain of the triggering events occurred on September 29, 2021 resulting in the vesting of 1,969,302 Sponsor Earnout Shares on September 29, 2021, and the vesting of 17,540,964 Rover Earnout Shares on September 29, 2021 which were subsequently issued on October 6, 2021.
Subsequent EventsOn November 2, 2021, the Compensation Committee of the Company’s board of directors approved grants of an aggregate 2,827,495 restricted stock units (“RSUs”) under the 2021 Plan to executive officers and employees of the Company. On the same date, the Company’s board of directors (the “Board”) approved grants of an aggregate 115,311 RSUs under the 2021 Plan to non-employee directors that qualify as “Outside Directors” under the Company’s Outside Director Compensation Policy.